UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2009

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3355 West Alabama
					Suite 980
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		June 20, 2009

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		39
Form 13F Information Table Value Total:		$43,362

List of Other Managers:

No.  13F File Number	Name

      None

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                     Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
AGCO Corp             COM      001084102        $1,276       43910 SH          SOLE      None          39980         0       3930
Activision Blizzard   COM      00507V109          $165       13070 SH          SOLE      None          13070         0          0
Aflac                 COM      001055102        $1,348       43355 SH          SOLE      None          40105         0       3250
Airgas Inc            COM      009363102        $1,460       36026 SH          SOLE      None          33116         0       2910
Allergan Inc          COM      018490102          $667       14021 SH          SOLE      None          12877         0       1144
Apollo Group Inc      COM      037604105        $1,275       17930 SH          SOLE      None          16760         0       1170
Assurant Inc          COM      04621X108        $1,204       49975 SH          SOLE      None          45455         0       4520
Autodesk Inc          COM      052769106        $1,050       55310 SH          SOLE      None          51600         0       3710
Bank of America Cor   COM      060505104          $147       11100 SH          SOLE      None          11100         0          0
Cognizant Tech Solu   COM      192446102        $1,572       58870 SH          SOLE      None          53970         0       4900
Corrections Corp of   COM      22025Y407        $1,496       88070 SH          SOLE      None          80190         0       7880
Cullen/Frost Banker   COM      229899109        $1,251       27130 SH          SOLE      None          25130         0       2000
Devry Incorporated    COM      251893103        $1,181       23610 SH          SOLE      None          21720         0       1890
Energy Conversion D   COM      292659109        $1,275       90115 SH          SOLE      None           82225        0       7890
Express Scripts       COM      302182100        $1,583       23030 SH          SOLE      None           21040        0       1990
FTI Consulting Inc    COM      302941109        $1,292       25470 SH          SOLE      None           23310        0       2160
Fidelity National I   COM      31620M106          $643       32230 SH          SOLE      None           29620        0       2610
Gamestop Corporatio   COM      36467W109        $1,055       47955 SH          SOLE      None           44105        0       3850
General Electric Co   COM      369604103          $123       10510 SH          SOLE      None           10510        0          0
Hologic Inc           COM      436440101        $1,471      103261 SH          SOLE      None           94729        0       8532
IDEXX Laboratories    COM      45168D104        $1,740       37660 SH          SOLE      None           34860        0       2800
Inverness Medical I   COM      46126P106        $1,868       52490 SH          SOLE      None           48180        0       4310
Kansas City Souther   COM      485170302        $1,579       98010 SH          SOLE      None           89920        0       8090
Key Energy Services   COM      492914106        $1,172      203429 SH          SOLE      None          186379        0      17050
Kirby Corporation     COM      497266106        $1,297       40793 SH          SOLE      None           37233        0       3560
Massey Energy         COM      576206106        $1,008       51585 SH          SOLE      None           46925        0       4660
Murphy Oil Corp       COM      626717102          $206        3790 SH          SOLE      None            3790        0          0
NII Holdings Inc      COM      62913F201        $1,036       54310 SH          SOLE      None           49840        0       4470
Nvidia Corporation    COM      67066G104          $161       14220 SH          SOLE      None           14220        0          0
Oceaneering Intl In   COM      675232102        $1,027       22720 SH          SOLE      None           20860        0       1860
Pfizer Inc            COM      717081103          $168       11220 SH          SOLE      None           11220        0          0
Resmed Inc            COM      760975102        $1,227       30130 SH          SOLE      None           27680        0       2450
Sotheby's             COM      835898107        $1,956      138650 SH          SOLE      None          129350        0       9300
St Jude Medical Inc   COM      790849103        $1,250       30420 SH          SOLE      None           28120        0       2300
Stericycle Inc        COM      858912108          $927       17990 SH          SOLE      None           16520        0       1470
Superior Energy Ser   COM      868157108        $1,212       70175 SH          SOLE      None           64355        0       5820
Verisign Inc          COM      92343E102          $939       50695 SH          SOLE      None           46205        0       4490
Weatherford Interna   COM      G95089101        $2,057      105175 SH          SOLE      None           96495        0       8680
Zions Bancorporatio   COM      989701107          $998       86340 SH          SOLE      None           79370        0       6970
TOTAL PORTFOLIO                                $43,362     1934750 SH                                 1782134        0     152616

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